Commitments and Contingency (Details) - Schedule of Cash Flows - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash Flows [Line Items]
Net cash provided by operating activities	$ 4,585,904	$ 804,161
Net cash used in investing activities	$ (1,869,143)	$ (610,768)